UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09141
Investment Company Act File Number

Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

November 30
Date of Fiscal Year End

February 28, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Municipal Income Trust	as of February 28, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 184.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.5%
$2,950	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,222,884

		$2,222,884

Education — 8.9%
$9,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$9,199,215
3,430	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	3,429,691
810	Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	800,799

		$13,429,705

Electric Utilities — 4.3%
$1,300	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$562,354
2,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 6.75%, 4/1/38	1,193,140
3,300	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	1,940,895
2,550	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,037,476
1,000	Pennsylvania Economic Development Financing Authority, (Reliant Energy, Inc.), Series A, (AMT), 6.75%, 12/1/36	799,010

		$6,532,875

General Obligations — 2.3%
$1,595	California, (AMT), 5.05%, 12/1/36	$1,299,287
2,350	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	2,164,749
5	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38	4,606

		$3,468,642

Health Care-Miscellaneous — 1.0%
$333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(2)	$340,068
879	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(2)	900,486
333	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	341,598

		$1,582,152

Hospital — 13.0%
$430	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$308,843
1,260	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	799,495
1,200	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	862,608
740	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	632,352
975	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	690,992
2,575	Louisiana Public Facilities Authority, (Tuoro Infirmary), 5.625%, 8/15/29	1,905,140
2,000	Martin County, MN, (Fairmont Community Hospital Association), 6.625%, 9/1/22	1,682,980
1,625	Massachusetts Health and Educational Facilities Authority, (Caregroup, Inc.), 5.00%, 7/1/28	1,281,069
2,440	Massachusetts Health and Educational Facilities Authority, (Caregroup, Inc.), 5.125%, 7/1/33	1,845,275
255	Mecosta County, MI, (Michigan General Hospital), 5.75%, 5/15/09	254,964
2,500	Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	2,090,925
1,150	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	861,787

Principal
Amount
(000’s omitted)	Security	Value
$2,295	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	$1,646,433
5,000	North Central, TX, Health Facility Development Corp., (Baylor Healthcare System), 5.125%, 5/15/29(3)	4,614,800

		$19,477,663

Housing — 28.0%
$1,300	California Housing Finance Agency, (AMT), 4.75%, 8/1/42	$930,358
410	California Housing Finance Agency, (AMT), Variable Rate, 23.849%, 8/1/38(2)(4)(5)	87,363
4,870	California Rural Home Mortgage Finance Authority, (AMT), 5.50%, 8/1/47	4,465,108
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(2)	4,059,200
4,000	Charter Mac Equity Trust, TN, 6.625%, 6/30/09(2)	4,035,080
2,085	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	1,977,435
1,425	Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,176,252
3,135	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	2,818,334
1,595	Lake Creek, CO, Affordable Housing Corp., Multi-family, 7.00%, 12/1/23	1,390,186
4,000	Muni Mae Tax-Exempt Bond, LLC, 6.875%, 6/30/49(2)	2,799,920
4,480	New Mexico Mortgage Finance Authority, (Santa Fe Senior Housing LLC), (FNMA), (AMT), 4.70%, 8/1/45	3,816,960
2,620	North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	2,375,999
3,545	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	2,951,602
3,325	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,651,555
4,410	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	3,615,009
3,300	Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	2,842,191

		$41,992,552

Industrial Development Revenue — 30.3%
$1,680	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,245,082
3,600	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,412,540
1,410	Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19	1,157,046
2,250	California Pollution Control Financing Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.875%, 11/1/27	2,158,538
1,300	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,098,175
12,000	Cartersville, GA, Development Authority Sewer and Solid Waste Disposal Facility, (Anheuser-Busch Cos., Inc.), (AMT), 5.50%, 3/1/44	8,825,880
1,775	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	950,406
4,430	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	2,556,509
2,500	Gulf Coast, TX, Waste Disposal Authority, (Valero Energy Corp.), (AMT), 5.70%, 4/1/32	1,851,600
5,390	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	4,497,254
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,947,180
8,140	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	6,044,031
3,500	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	2,832,830
4,350	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	2,729,146
2,110	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	1,507,110
5,010	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	3,697,029

		$45,510,356

Insured-Electric Utilities — 1.7%
$3,085	California Pollution Control Financing Authority, (Pacific Gas and Electric), (FGIC), 4.75%, 12/1/23	$2,567,183

		$2,567,183

Insured-General Obligations — 5.3%
$7,955	Puerto Rico, (AGC), 5.50%, 7/1/29	$8,032,243

		$8,032,243

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 16.0%
$16,820	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/25	$5,500,813
19,165	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/26	5,790,130
8,590	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (MBIA), 0.00%, 10/1/27	2,402,795
10,000	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series I, (AGC), 5.00%, 7/1/38(1)	9,670,800
750	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	725,310

		$24,089,848

Insured-Lease Revenue/Certificates of Participation — 1.1%
$2,155	Hudson, NY, Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$1,603,751

		$1,603,751

Insured-Other Revenue — 6.4%
$4,210	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/34	$568,392
1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	1,020,890
835	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	708,832
855	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	699,552
1,590	New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	1,286,183
8,355	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	1,442,407
6,960	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	1,122,857
2,500	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	2,752,350

		$9,601,463

Insured-Special Tax Revenue — 9.7%
$30,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (MBIA), 0.00%, 12/15/29	$9,078,300
3,775	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,315,696
6,160	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	554,523
12,215	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,023,373
7,685	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	597,124

		$14,569,016

Insured-Student Loan — 5.9%
$7,940	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$5,843,522
3,000	New Jersey Higher Education Assistance Authority, (AGC), 6.125%, 6/1/30	2,994,360

		$8,837,882

Insured-Transportation — 16.4%
$12,425	Alameda, CA, Corridor Transportation Authority, (MBIA), 0.00%, 10/1/33	$2,596,452
3,500	Chicago, IL, (O’Hare International Airport), (AMBAC), (AMT), 5.375%, 1/1/32	2,968,315
960	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.10%, 11/1/24	961,901
375	Dallas-Fort Worth, TX, International Airport, (MBIA), (AMT), 6.25%, 11/1/28	375,364
5,500	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40	1,906,960
1,000	Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32	346,690
4,040	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	3,161,340
3,140	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (FSA), (AMT), 5.25%, 10/1/41	2,742,916
9,820	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	9,507,871

		$24,567,809

Lease Revenue/Certificates of Participation — 1.9%
$2,750	Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	$2,851,173

		$2,851,173

Principal
Amount
(000’s omitted)	Security	Value
Nursing Home — 1.0%
$2,000	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	$1,505,100

		$1,505,100

Other Revenue — 13.4%
$42,190	Buckeye Tobacco Settlement Financing Authority, OH, 0.00%, 6/1/47	$781,781
1,955	Central Falls, RI, Detention Facility, 7.25%, 7/15/35	1,330,710
1,535	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	1,153,967
6,600	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	3,887,994
1,350	Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	926,640
1,500	Mohegan Tribe Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(2)	994,170
2,300	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	44,873
160	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	144,187
360	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	297,328
100	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	74,888
110	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	78,177
8,000	Salt Verde, AZ, Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	5,161,760
2,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27(2)	1,373,000
1,365	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24(2)	1,002,852
6,905	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	125,671
2,950	Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	1,553,322
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	893,473
295	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	282,386

		$20,107,179

Senior Living/Life Care — 3.9%
$3,210	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(6)	$2,000,183
3,240	Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 4.469%, 12/1/23(7)	2,148,314
2,990	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	1,641,839

		$5,790,336

Special Tax Revenue — 3.6%
$3,280	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	$2,724,401
190	Longleaf, FL, Community Development District, 6.20%, 5/1/09	179,962
1,150	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	902,969
2,115	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	1,592,933

		$5,400,265

Transportation — 6.8%
$1,500	Augusta, GA, (AMT), 5.35%, 1/1/28	$970,185
915	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	619,821
2,670	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	1,642,237
7,290	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	6,949,897
10	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35	9,533

		$10,191,673

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 1.8%
$3,405	Massachusetts Water Resources Authority, 4.00%, 8/1/46(3)	$2,683,923

		$2,683,923

Total Tax-Exempt Investments — 184.2% (identified cost $332,813,332)		$276,615,673

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.6)%		$(100,007,643)

Other Assets, Less Liabilities — (17.6)%		$(26,400,260)

Net Assets Applicable to Common Shares — 100.0%		$150,207,770

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

MBIA	-	MBIA Insurance Corp. of Illinois

At February 28, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

		New York	13.4%
		Others, representing less than 10% individually	86.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2009, 33.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 13.5% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2009, the aggregate value of these securities is $16,827,210 or 11.2% of the Fund’s net assets applicable to common shares.

(3)		Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 28, 2009.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,640,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)		Security is in default with respect to scheduled principal payments.

(7)		Security is in default and is making only partial interest payments.

A summary of financial instruments outstanding at February 28, 2009 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$5,475,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(1,215,127)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 28, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was none and $1,215,127, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$304,924,425

Gross unrealized appreciation	$4,102,256
Gross unrealized depreciation	(60,441,008)

Net unrealized depreciation	$(56,338,752)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	276,615,673	(1,215,127)
Level 3	Significant Unobservable Inputs	—	—

Total		$276,615,673	$(1,215,127)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of November 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	April 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh

Robert B. MacIntosh
President

Date:	April 24, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	April 24, 2009